Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Deferred income tax expense:
Total income tax expense	¥ 635	$ 93	¥ 722	¥ 1,101
Foreign Tax Authority | State Administration of Taxation, PRC
Current income tax expense:
PRC	635	93	722	1,076
Deferred income tax expense:
PRC				25
Total income tax expense	¥ 635	$ 93	¥ 722	¥ 1,101